UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22353

Grosvenor Registered Multi-Strategy Fund

(TI 2), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached hereto.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited)

June 30, 2016

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”). The registrant owned 24.08% of the Master Fund’s members’ capital at June 30, 2016. The registrant has included the Master Fund’s consolidated schedule, CIK: 001212030, of investments as of June 30, 2016, below. The Master Fund’s Consolidated Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

					First
	First		% of	% Ownership	Available
	Acquisition	Fair	Members’	of Investment	Redemption
Investment Funds*	Date	Value**	Capital	Fund***	Date****	Liquidity*****

Distressed

Blue Mountain Credit Ltd.	1/1/2013	$11,611,858	2.86%	0.21%	N/A	Quarterly

Fortress Value Recovery Fund, LLC	1/1/2006	84,593	0.02%	0.36%	N/A	(1)

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)	7/1/2007	1,490,937	0.37%	0.35%	N/A	(1)

Highland Crusader Fund, L.P.	8/1/2005	472,235	0.12%	1.41%	N/A	(1)

King Street Capital, L.P. (a)	1/1/2003	853,760	0.21%	0.01%	N/A	(2)

King Street Ltd. (a)	1/1/2013	294	0.00%	0.00%	N/A	(2)

Redwood Domestic Fund, L.P. (a)	1/1/2003	126,573	0.03%	0.01%	N/A	(2)

Redwood Offshore Fund Ltd. (a)	1/1/2013	558	0.00%	0.00%	N/A	(2)

Silver Point Capital Fund, L.P. (a)	1/1/2003	284,687	0.07%	0.01%	N/A	(2)

Silver Point Capital Offshore Fund Ltd.	7/1/2012	11,468,262	2.82%	0.27%	N/A	Quarterly

Total Distressed (Cost $27,061,988)		26,393,757	6.50%

Event Driven

EJF Debt Opportunities Offshore Fund, Ltd.	5/1/2014	9,512,208	2.34%	0.66%	N/A	Quarterly

Elliott International Ltd.	1/1/2013	32,093,900	7.90%	0.17%	N/A	Quarterly

Magnetar Capital, L.P. (a)	7/1/2007	416,795	0.10%	1.37%	N/A	(2)

Perry International Inc.	1/1/2013	3,316,410	0.82%	0.10%	N/A	Quarterly

Perry Partners, L.P. (a)	1/1/2003	3,448	0.00%	0.00%	N/A	(2)

York European Opportunities Unit Trust	7/1/2014	15,302,703	3.77%	0.74%	N/A	Quarterly

Total Event Driven (Cost $55,394,990)		60,645,464	14.93%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

					First
	First		% of	% Ownership	Available
	Acquisition	Fair	Members’	of Investment	Redemption
Investment Funds* (continued)	Date	Value**	Capital	Fund***	Date****	Liquidity*****

Long and/or Short Equity

Brilliant Light Power, Inc.	12/1/2014	$166,140	0.04%	(3)	(3)	(3)

Brookside Capital Partners Fund, L.P. (a)	10/1/2009	64,329	0.02%	0.00%	N/A	(2)

Citadel Global Equities Fund Ltd.	10/1/2012	4,668,294	1.15%	0.23%	N/A	Monthly

Discovery Global Opp Offshore Fund Ltd.	2/1/2013	9,103,903	2.24%	0.16%	N/A	Quarterly

Egerton Long-Short Fund (USD) Ltd.	10/1/2011	14,364,597	3.54%	0.66%	N/A	Monthly

Greenlight Qualified Ltd.	1/1/2013	7,559,214	1.86%	1.05%	N/A	Annually

Hitchwood Capital Fund, Ltd.	10/1/2014	21,369,369	5.26%	0.84%	N/A	Quarterly

Impala Fund Ltd.	1/1/2013	13,623,550	3.35%	2.44%	N/A	Quarterly

Passport Global Strategies III, Ltd.	1/1/2010	3,419	0.00%	0.34%	N/A	(4)

SEG Partners Offshore, Ltd.	3/1/2013	20,784,264	5.12%	1.67%	N/A	Quarterly

Tremblant Ltd.	1/1/2013	12,342,321	3.04%	3.21%	N/A	Quarterly

Viking Global Equities III Ltd.	1/1/2013	7,975,181	1.96%	0.06%	N/A	Monthly

Total Long and/or Short Equity (Cost $92,353,051)		112,024,581	27.58%

Macro/Commodities

Astenbeck Offshore Commodities Fund II Ltd.	2/1/2013	8,775,165	2.16%	1.03%	N/A	Monthly

CC+ Fund Ltd.	7/1/2014	4,349,109	1.07%	`1.48%	N/A	Monthly

Discovery Global Macro Fund, Ltd.	1/1/2014	8,789,787	2.16%	0.40%	N/A	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012	29,400,563	7.24%	0.43%	N/A	Quarterly

Graticule Asia Macro Fund Ltd.	5/1/2013	12,933,569	3.19%	0.46%	N/A	Quarterly

Koppenberg Macro Commodity Fund, Ltd.	1/1/2014	13,867,775	3.42%	1.39%	N/A	Monthly

Total Macro/Commodities (Cost $68,386,361)		78,115,968	19.24%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

					First
	First		% of	% Ownership	Available
	Acquisition	Fair	Members’	of Investment	Redemption
Investment Funds* (continued)	Date	Value**	Capital	Fund***	Date****	Liquidity*****

Multi-Arbitrage

Canyon Balanced Fund Ltd.	1/1/2013	$15,221,892	3.75%	1.05%	N/A	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	9,529,048	2.35%	0.16%	N/A	Quarterly

Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013	28,412,605	7.00%	2.12%	N/A	Monthly

Citadel Kensington Ltd.	3/1/2013	31,437,905	7.74%	0.30%	N/A	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012	14,398,859	3.54%	0.87%	N/A	Quarterly

OZ Domestic Partners, L.P. (a)	1/1/2003	386,941	0.09%	0.04%	N/A	(2)

Prosiris Global Opportunities Institutional Fund, Ltd.	10/1/2015	7,472,106	1.84%	5.15%	N/A	Quarterly

Stark Investments, L.P. (a)	1/1/2003	428,738	0.11%	3.28%	N/A	(1)

Stark Select Asset Fund LLC	1/1/2010	277,049	0.07%	0.66%	N/A	(4)

Total Multi-Arbitrage (Cost $90,731,719)		107,565,143	26.49%

Total Investments in Investment Funds (Cost $333,928,109)		$384,744,913	94.74%

Other Assets, Less Liabilities		$21,362,527	5.26%

Members’ Capital		$406,107,440	100.00%

The Master Fund’s (as defined in the Portfolio Valuation note) investments in the Investment Funds shown above, representing 94.74% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.

The Master Fund’s investments on June 30, 2016 are summarized below based on the investment mandate of each Investment Fund.

Geographic Location	Percent of Investments in Investment Funds
Asia	3.36%
Europe	15.10
Global	64.15
United States/Canada	17.39

Total	100.00%

*	Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

**	See definition in the Portfolio Valuation note.

***	Based on the most recently available information provided by each Investment Fund.

****	From original investment date (excludes side pockets).

*****	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period that has expired prior to June 30, 2016, has a lock-up that expires prior to the next liquidity date, or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)	The Master Fund received shares of a private company, Brilliant Light Power, Inc., as a full distribution in-kind from Black Bear Fund I, LP effective December 1, 2014. No active market exists for the interest in the private company held by the Master Fund and the Advisor is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment.

(4)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited)

June 30, 2016

Portfolio Valuation

The Net Asset Value (“NAV”) of the Master Fund is determined by, or at the direction of, Grosvenor Capital Management, L.P. (the “Adviser” or “Grosvenor”) as of the close of business at the end of each fiscal period, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board of Directors of the Master Fund (the “Board”). Pursuant to the Master Fund’s valuation policies, the Board has delegated to the Adviser the general responsibility for valuation of the underlying investments (the “Investment Funds”), which are managed by a select group of alternative assets managers (“Investment Managers”), subject to oversight by the Board.

The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Investment Funds as determined by Investment Fund’s general partner or Investment Manager. If no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Investment Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which represents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Investment Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States (“GAAP”) or International Financial Reporting Standards. The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

The Master Fund holds an investment in a private company (“Private Company”) which is carried at fair value as determined by the Adviser and consistent with the valuation policy approved by the Board. Generally, the Adviser’s procedures used to determine fair value for this investment consider significant developments affecting the Private Company, such as material changes in the business, subsequent rounds of investments, comparable market data, etc. Although the Adviser uses its best judgment in estimating the fair value of the Private Company, there are inherent limitations in any estimation technique. The fair value estimates presented herein are not necessarily indicative of an amount the Master Fund could realize in a current transaction. Future events will also affect the estimates of fair value and the effect of such events on

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

the estimates of fair value, including the ultimate liquidation of the Private Company, could be material. Because of the inherent uncertainty of valuations, values estimated by the Adviser may differ significantly from the values that would have been used had a ready market for the securities existed. The differences could be material. No active market exists for the interest in the Private Company held by the Master Fund and management is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment. As of June 30, 2016, the Private Company is valued based on comparable market data in conjunction with considerations that are unique to the Private Company itself. The discount range during the period was 0% - 25%.

Some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of June 30, 2016, the Master Fund’s investments in side pockets and special liquidating vehicles represented 1.25% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Investment Funds as of June 30, 2016, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. In accordance with ASU 2015-07, substantially all of the Master Fund’s investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

For the remainder of the portfolio, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
●	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
●	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Master Fund applies the authoritative guidance under GAAP for estimating the fair value of investments in the Investment Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in an Investment Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability.

When observable prices are not available for these investments, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

In accordance with these valuation policies, the Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress test analyses, forward-looking analyses, look-through exposure analyses and portfolio liquidity analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) a better alternative for investing the capital invested in such strategy; (ii) a change in the

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) a change in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and stays in frequent communication with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide summary-level risk statistics with respect to the invested positions and risk profile of their Investment Funds. Included in these statistics is information related to the Investment Fund’s long, short, gross, and net position by strategy, leverage and geographic exposure. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. These summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

When the Adviser believes that making an adjustment to the reported NAV (or its equivalent) is more representative of the fair value of Investment Fund investments, the Adviser in its discretion will make such an adjustment according to Adviser’s formal policies and procedures subject to Board approval. As of June 30, 2016, approximately 0.12% of investments in Investment Funds (approximately 33.05% of investments in Investment Funds classified in Level 3 of the fair value hierarchy) were fair valued using a discount rate of 1.25% to the reported NAV.

In accordance with the Master Fund’s valuation policy and subject to Board approval or ratification, the Adviser may also in its discretion utilize other valuation inputs, such as liquidation value, to determine the fair value of liquidating Investment Fund holdings. As of June 30, 2016, approximately 0.21% of the investments in Investment Funds (approximately 55.32% of investments in Investment Funds classified in Level 3 of the fair value hierarchy) were fair valued using such approach.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at June 30, 2016, excluding the Investment Fund investments for which ASU 2015-07 is applicable:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at June 30, 2016

Investment Funds
Distressed	$–	$–	$556,828	$556,828
Long and/or Short Equity	–	–	166,140	166,140
Multi-Arbitrage	–	–	705,787	705,787

Total Investment Funds in fair value hierarchy	–	–	1,428,755	1,428,755

Investment Funds measured at NAV*	–	–	–	383,316,158

Total Investment Funds	$–	$–	$1,428,755	$384,744,913

*	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the three months ended June 30, 2016.

The following table includes a roll-forward of the amounts for the three months ended June 30, 2016 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

					Change in net
					unrealized
	Balance as of			Net realized	appreciation /	Balance as of
	March 31, 2016	Purchases	Sales	gain/(loss)	(depreciation)	June 30, 2016

Distressed	$614,700	$–	$(73,050)	$(435,193)	$450,371	$556,828
Long and/or Short Equity	166,140	–	–	–	–	166,140
Multi-Arbitrage	455,684	243,604	–	–	6,499	705,787

Total	$1,236,524	$243,604	$(73,050)	$(435,193)	$456,870	$1,428,755

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

Change in net unrealized appreciation/(depreciation) for the three months ended June 30, 2016, for Level 3 investments held by the Master Fund as of June 30, 2016, was an increase of $456,870 as shown in the table below:

Investments in Investment Funds	Change in net unrealized appreciation/(depreciation)
Distressed	$450,371
Multi-Arbitrage	6,499
Total	$456,870

The Master Fund follows authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, generally represents the fair value of the investments. A listing of the investments held by the Master Fund and their attributes as of June 30, 2016, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms*

Distressed (a)	$26,393,757	Quarterly	90 - 93 Days	0-2 years.
				Side pocket & liquidating vehicle arrangements exist for 13%** of the Investment Funds.

Event Driven (b)	$60,645,464	Quarterly	30 - 90 Days	0-1 year.
				Side pocket & liquidating vehicle arrangements exist for 1%** of the Investment Funds.

Long and/or Short	$112,024,581	Monthly -	30 - 75 Days	0-2 years.
Equity (c)		Annually		Side pocket & liquidating vehicle arrangements exist for less than 1%** of the Investment Funds.

Macro/Commodities (d)	$78,115,968	Monthly - Quarterly	30 - 90 Days	0-1 year.

Multi-Arbitrage (e)	$107,565,143	Monthly -	45 - 93 Days	0-2 years.
		Quarterly		Side pocket & liquidating vehicle arrangements exist for 1%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Investment Funds, would generally be the NAV as provided by the Investment Fund or its administrator. For each of the investment categories below, the fair value of the Investment Funds has been estimated based upon the NAV of the Investment Funds, subject to adjustments by the Adviser if deemed necessary.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of June 30, 2016, the Master Fund had no unfunded capital commitments to the Investment Funds within this investment category.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of June 30, 2016, the Master Fund had no unfunded capital commitments to the Investment Funds within this investment category.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of June 30, 2016, the Master Fund had no unfunded capital commitments to the Investment Funds within this investment category.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors. As of June 30, 2016, the Master Fund had no unfunded capital commitments to the Investment Funds within this investment category.

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of June 30, 2016, the Master Fund had no unfunded capital commitments to the Investment Funds within this investment category.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2016

Income Taxes

Tax Cost Basis

As of June 30, 2016, the TI 2 Fund’s allocable share of the cost and unrealized appreciation (depreciation) of the Investment Funds and the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”) held by the Master Fund, as determined considering tax adjustments as of October 31, 2015, were as follows:

	Investment Funds	Sub-Fund

Tax Basis of Investments	$97,073,219	$ 843,089

Gross Unrealized Appreciation	$1,125,384	$ 243,013
Gross Unrealized Depreciation	(6,678,252)	-

Net Unrealized Appreciation/(Depreciation)	$(5,552,868)	$ 243,013

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The TI 2 Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund. The aggregate cost of Investment Funds takes into consideration tax elections made as of October 31, 2015 on passive foreign investment companies. For tax purposes, the cost of the Sub-Fund takes into consideration the tax cost of underlying investments contributed on January 1, 2013, in addition to tax treatment of redemptions subsequent to such contribution date.

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

Date: August 25, 2016	By:	/s/ Scott J. Lederman
Scott J. Lederman Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Chief Executive Officer and President	August 25, 2016
Scott J. Lederman

By:	/s/ Zachary D. Weber	Chief Financial Officer and Treasurer	August 25, 2016
Zachary D. Weber